ENTITY-WIDE DISCLOSURES - Analysis of Non-Current Assets other than Financial Instruments and Deferred Tax Assets by Geographic Location (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity Location [Line Items]
Property, plant and equipment	€ 1,575,200	€ 1,457,825
Goodwill	785,182	785,182
Intangible assets	1,419,699	1,307,388	€ 1,138,173
Italy
Entity Location [Line Items]
Property, plant and equipment	1,532,516	1,418,846
Goodwill	785,182	785,182
Intangible assets	1,419,447	1,307,127
Rest of EMEA
Entity Location [Line Items]
Property, plant and equipment	5,388	4,830
Goodwill	0	0
Intangible assets	0	0
Americas
Entity Location [Line Items]
Property, plant and equipment	29,701	27,233
Goodwill	0	0
Intangible assets	0	0
of which Mainland China
Entity Location [Line Items]
Property, plant and equipment	3,100	4,598
Goodwill	0	0
Intangible assets	0	0
Rest of APAC
Entity Location [Line Items]
Property, plant and equipment	4,495	2,318
Goodwill	0	0
Intangible assets	€ 252	€ 261